NOTES RECEIVABLE	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
NOTES RECEIVABLE [Text Block]

7. NOTES RECEIVABLE

On February 5, 2015, the Company entered into a convertible loan agreement with IG Copper, LLC (“IGC”), an associated company of EMX (Note 8) allowing IGC to borrow up to a maximum of US$500,000. The loan carried an interest rate of 8% per annum and the full amount of the principal and interest was due January 3, 2017. The full US$500,000 had been drawn and during the year ended December 31, 2016, the Company entered into an amended and restated loan agreement with IGC such that the IGC Loan shall include any additional sums that were advanced by the Company to, or paid by the Company on behalf of IGC from time to time prior to January 3, 2017. As such, US$198,953 of expenses paid by the Company on behalf of IGC were added to the IGC Loan.

At any time prior to the maturity date, the Company had the right to convert all or any part of the outstanding amount of the loan into membership units at US$6.00 per unit. If IGC completed a financing at less than US$6.00 per unit, the conversion price will be adjusted to the price used in the financing. Each membership unit represents a single membership interest in IGC. Additionally, if subsequent to the date of the Amended Agreement, IGC completes a financing and, as part of that financing, issues warrants to purchase Units or other securities of IGC, then the Company shall be entitled, upon conversion of the IGC Loan and accrued and unpaid interest, to also receive warrants to purchase Units or other securities of IGC on the same terms as the warrants issued in such financing.

During fiscal 2016, the Company advanced an additional US$400,000. On August 15, 2016, the Company converted the full amount of the outstanding loan, US$1,184,511 inclusive of accrued interest of US$85,558, at US$5.00 per unit, which was the unit price of the most recently completed financing, into 236,902 membership units and 236,902 warrants of IGC.

During the year ended December 31, 2017, the Company issued convertible notes to IGC allowing IGC to borrow up to US$750,000. The notes carried an interest rate of 8% per annum and the full amount of the principal and interest is due 12 months from the date of the note. The full US$750,000 was drawn. At any time prior to the maturity date, the Company had the right to convert all or any part of the principal sums and accrued interest into membership Units of IGC at US$5.00 per Unit. Each membership Unit consists of one Membership Interest and one warrant to purchase one Membership Interest for US$6.00 during a period of 12 months from the conversion date.

The notes receivable consisted of two components: the note receivable component and the equity conversion option. At initial recognition the fair value of the equity conversion option was estimated to be $79,220. The fair value of the note receivable component was estimated at $926,057. The note receivable component is accreted over its expected term using the effective interest method at an effective rate of approximately 18%. For the year ended December 31, 2017, the Company recorded $51,877 of interest income, as well as a foreign exchange loss of $38,401. On November 30, 2017, the Company converted the full amount of the outstanding loans, $1,017,540 (US$789,967) inclusive of accrued interest of $51,877 (US$39,967), at US$5.00 per unit, which was the unit price of the most recently completed financing, into 157,993 membership units and 157,993 warrants of IGC.

On October 16, 2017, the Company issued notes receivable to Revelo Resources Corp., a related party by way of a common director for the principal amount of $400,000. The note was due on December 31, 2017, together with accrued interest at a rate of 1% per month and a bonus of $20,000. As at December 31, 2017, the balance owed to the Company pursuant to the note was $429,973 including accrued interest and bonus fee. The Company is negotiating the terms of repayment.